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                                                      REGISTRATION NOS. 33-20453

                                                                        811-5166
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 25   [X]


                             REGISTRATION STATEMENT
                                   UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 25

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                             FREDERICK C. TEDESCHI
                 VICE PRESIDENT AND CHIEF COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
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     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  It is proposed that this filing will become effective on May 15, 2000 pursuant to paragraph (a) of Rule 485.

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STATEMENT PURSUANT TO RULE 24f-2

     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 will be filed on or before March 31, 2000.
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                                   PROSPECTUS

                               Dated May 15, 2000


             Individual Flexible Payment Variable Annuity Contracts

                                   Issued By

                        MONY America Variable Account A
                     MONY Life Insurance Company of America


CONTRACT PROVISIONS AND BENEFITS



     The individual flexible payment variable annuity contract described in this prospectus is only available for contracts issued in the State of Florida. The contract will be issued with an endorsement approved by the State of Florida which incorporates all of the provisions and benefits of the MONY Custom Master contract.

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PART A AND PART B, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



     The Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (Registration Nos. 333-59717 and 811-5166) filed on February 29, 2000 is incorporated herein by reference.

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PART C, OTHER INFORMATION



     Part C, Other Information, included in Post-Effective amendment No. 6 to the Registration Statement on Form N-4 (Registration Nos.333-59717 and 811-5166) filed on February 29, 2000 is incorporated herein by reference.